EQUITY Q (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended	3 Months Ended		9 Months Ended
	Aug. 19, 2025	Aug. 01, 2025	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Apr. 23, 2021
Class of Stock [Line Items]
Issuance of class A units, net of issuance cost (in shares)				2,000,000		13,977,011
Limited Partners' Capital Account, Distribution Amount, Net				$ 9.4	$ 9.6	$ 49.3	$ 55.3
Common stock, issued (in shares)								100
Public Offering
Class of Stock [Line Items]
Number of shares issued in transaction (in shares)			35,980,967
Common stock (in shares)			26,400,000
Share price (in cad per share)			$ 19.00
Offering expenses payable			$ 477.8
Public Offering | Class B Common Stock
Class of Stock [Line Items]
Number of shares issued in transaction (in shares)			9,227,011
Restricted Stock (Restricted Stock, Restricted Stock Units and Deferred Share Units)
Class of Stock [Line Items]
Outstanding liability related to cash settled units	$ 8.0
Restricted Stock (Restricted Stock, Restricted Stock Units and Deferred Share Units) | Non-Treasury Share Unit Plan Restricted Share Units (NTSUP RSU)
Class of Stock [Line Items]
Common stock, issued (in shares)	5
Maximum number of shares reserved for issuance fixed (in shares)	411,603
Restricted Stock (Restricted Stock, Restricted Stock Units and Deferred Share Units) | Long Term Incentive Plan Restricted Share Units
Class of Stock [Line Items]
Maximum number of shares reserved for issuance fixed (in shares)	412,133
Share-Based Compensation Arrangement by Share-Based Payment Award, Incremental Cost	$ 4.8
Stock Appreciation Rights (SARs) | Cash-Settled to Equity-Settled
Class of Stock [Line Items]
Maximum number of shares reserved for issuance fixed (in shares)		553,181
Outstanding liability related to cash settled units		$ 9.3
Share-Based Compensation Arrangement by Share-Based Payment Award, Incremental Cost		$ 3.8